Penn Series Funds, Inc.
Schedule of Investments — March 31, 2025 (Unaudited)
Limited Maturity Bond Fund
	Par (000)	Value†
ASSET BACKED SECURITIES — 26.3%
ECMC Group Student Loan Trust,
Series 2018-2A Class A (30 Day Average SOFR + 0.914%, Floor 0.800%), 144A 5.254%, 09/25/68@,•	$2,174	$2,157,604
Series 2019-1A Class A1A, 144A 2.720%, 07/25/69@	1,046	946,994
First Eagle BSL CLO Ltd., Series 2019-1A Class B (3 M SOFR + 3.512%, Floor 3.250%), 144A 7.805%, 01/20/33@,•	1,500	1,500,901
Navient Private Education Refi Loan Trust, Series 2020-EA Class A, 144A 1.690%, 05/15/69@	1,049	979,740
Nelnet Student Loan Trust, Series 2004-4 Class B (90 Day Average SOFR + 0.562%), 5.118%, 01/25/41•	2,285	2,246,403
SLM Student Loan Trust, Series 2014-2 Class A3 (30 Day Average SOFR + 0.704%), 5.044%, 03/25/55•	2,695	2,671,724
SMB Private Education Loan Trust,
Series 2017-A Class B, 144A 3.500%, 06/17/41@	1,030	1,010,113
Series 2014-A Class B, 144A 4.000%, 09/15/42@	1,004	989,616
Series 2015-A Class C, 144A 4.500%, 10/15/48@	1,000	991,061
Series 2021-C Class B, 144A 2.300%, 01/15/53@	2,052	1,985,715
Series 2020-PTB Class A2A, 144A 1.600%, 09/15/54@	1,976	1,853,433
TRINITAS CLO IV Ltd., Series 2016-4A Class A2L2 (3 M SOFR + 1.662%, Floor 1.400%), 144A 5.955%, 10/18/31@,•	1,550	1,550,696
TOTAL ASSET BACKED SECURITIES (Cost $19,104,104)		18,884,000

COMMERCIAL MORTGAGE BACKED SECURITIES — 6.5%
BSPRT Issuer Ltd.,
Series 2021-FL6 Class A (1 M SOFR + 1.214%, Floor 1.100%), 144A 5.534%, 03/15/36@,•	221	220,787
Series 2021-FL6 Class B (1 M SOFR + 1.714%, Floor 1.600%), 144A 6.034%, 03/15/36@,•	2,500	2,450,843
FHLMC Multifamily Structured Pass Through Certificates, Series KC02 Class X3, 3.081%, 08/25/25•	14,500	3,254
Morgan Stanley Capital I Trust, Series 2015-MS1 Class A4, 3.779%, 05/15/48•	1,000	995,902
	Par (000)	Value†

SWCH Commercial Mortgage Trust, Series 2025-DATA Class A (1 M SOFR + 1.443%, Floor 1.443%), 144A 5.762%, 03/15/42@,•	$1,000	$988,739
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $4,761,490)		4,659,525

CORPORATE BONDS — 37.6%
Airlines — 3.1%
Delta Air Lines, Inc./SkyMiles IP Ltd., 144A 4.750%, 10/20/28@	1,074	1,069,558
United Airlines Pass Through Trust, Series 2020-1 Class B 4.875%, 07/15/27	1,148	1,146,061
		2,215,619
Auto Manufacturers — 2.1%
Ford Motor Credit Co. LLC 5.125%, 11/05/26	1,500	1,489,887
Banks — 6.9%
First Maryland Capital II (3 M SOFR + 1.112%) 5.402%, 02/01/27•	1,500	1,470,526
National Securities Clearing Corp., 144A 5.150%, 05/30/25@	1,000	1,000,792
State Street Corp. (3 M SOFR + 0.822%) 5.145%, 05/15/28•	1,305	1,269,707
Wells Fargo & Co. (3 M SOFR + 1.262%) 5.564%, 04/15/27•	1,250	1,239,291
		4,980,316
Chemicals — 3.5%
NOVA Chemicals Corp., 144A 8.500%, 11/15/28@	1,000	1,056,242
W.R. Grace Holdings LLC, 144A 4.875%, 06/15/27@	1,500	1,449,995
		2,506,237
Electronics — 2.1%
Amphenol Corp. 4.750%, 03/30/26	1,500	1,505,025
Hand & Machine Tools — 2.6%
Regal Rexnord Corp. 6.050%, 02/15/26	1,875	1,889,103
Healthcare Services — 0.7%
IQVIA, Inc., 144A 5.000%, 10/15/26@	500	496,382

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2025 (Unaudited)
Limited Maturity Bond Fund
	Par (000)	Value†
CORPORATE BONDS — (continued)
Media — 2.1%
CCO Holdings LLC/CCO Holdings Capital Corp., 144A 5.125%, 05/01/27@	$1,500	$1,477,009
Oil & Gas — 1.4%
Helmerich & Payne, Inc., 144A 4.650%, 12/01/27@	1,000	997,062
Packaging and Containers — 1.4%
Mauser Packaging Solutions Holding Co., 144A 7.875%, 08/15/26@	1,000	993,394
Pipelines — 3.5%
Rockies Express Pipeline LLC, 144A 3.600%, 05/15/25@	1,500	1,493,947
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. , 144A 6.000%, 03/01/27@	1,000	994,473
		2,488,420
Real Estate Investment Trusts — 3.4%
SBA Tower Trust, 144A 1.884%, 07/15/50@	2,500	2,438,287
Software — 4.8%
Concentrix Corp. 6.650%, 08/02/26	2,000	2,040,312
Open Text Corp., 144A 3.875%, 02/15/28@	1,500	1,413,044
		3,453,356
TOTAL CORPORATE BONDS (Cost $26,886,132)		26,930,097

RESIDENTIAL MORTGAGE BACKED SECURITIES — 29.3%
Collateralized Mortgage Obligations — 25.6%
Angel Oak Mortgage Trust, Series 2020-1 Class A3, 144A 2.774%, 12/25/59@,•	346	334,402
Bunker Hill Loan Depositary Trust, Series 2019-2 Class A3, 144A 3.185%, 07/25/49@,(1)	945	915,341
Citigroup Mortgage Loan Trust, Series 2014-J1 Class A1, 144A 3.500%, 06/25/44@,•	498	464,678
CSMC Trust, Series 2020-SPT1 Class A2, 144A 3.229%, 04/25/65@,(1)	234	233,010
Flagstar Mortgage Trust, Series 2020-2 Class A4, 144A 3.000%, 08/25/50@,•	1,161	986,583
GS Mortgage-Backed Securities Trust, Series 2021-PJ7 Class A8, 144A 2.500%, 01/25/52@,•	3,554	3,155,299
	Par (000)	Value†

Collateralized Mortgage Obligations — (continued)
JP Morgan Mortgage Trust, Series 2019-9 Class A3, 144A 3.500%, 05/25/50@,•	$1,045	$938,338
OBX Trust, Series 2019-INV2 Class A5, 144A 4.000%, 05/27/49@,•	201	187,584
Sequoia Mortgage Trust, Series 2021-5 Class A5, 144A 2.000%, 07/25/51@,•	1,999	1,726,442
Towd Point Mortgage Trust,
Series 2017-4 Class A1, 144A 2.750%, 06/25/57@,•	1,829	1,776,506
Series 2020-4 Class A2, 144A 2.500%, 10/25/60@	2,240	1,834,593
Verus Securitization Trust,
Series 2019-INV3 Class A1, 144A 3.692%, 11/25/59@,•	893	881,498
Series 2023-8 Class A2, 144A 6.664%, 12/25/68@,(1)	1,262	1,276,811
Vista Point Securitization Trust, Series 2020-1 Class M1, 144A 4.151%, 03/25/65@,•	2,800	2,736,411
Wells Fargo Mortgage Backed Securities Trust, Series 2020-2 Class A1, 144A 3.000%, 12/25/49@,•	1,035	888,228
		18,335,724
Fannie Mae REMICS — 1.9%
Series 2012-152 Class TA 2.500%, 09/25/42	1,543	1,389,722
Freddie Mac REMICS — 1.8%
Series 5400 Class EA 5.500%, 02/25/50	1,251	1,258,296
TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $23,027,632)		20,983,742
	Number of Shares
SHORT-TERM INVESTMENTS — 0.3%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.230%) (Cost $219,195)	219,195	219,195
TOTAL INVESTMENTS — 100.0% (Cost $73,998,553)		$71,676,559
Other Assets & Liabilities — 0.0%		15,901
TOTAL NET ASSETS — 100.0%		$71,692,460

†	See Security Valuation Note in the most recent semi-annual or annual report.

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2025 (Unaudited)
Limited Maturity Bond Fund
@	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2025, the aggregate value of Rule 144A securities was $50,842,151, which represents 70.9% of the Fund’s net assets.
•	Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floors and caps. For loan agreements, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(1)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at March 31, 2025.
CLO— Collateralized Loan Obligation.
FHLMC— Federal Home Loan Mortgage Corporation.
LLC— Limited Liability Company.
LP— Limited Partnership.
M— Month.
REMICS— Real Estate Mortgage Investment Conduits.
SOFR— Secured Overnight Financing Rate.
Country Weightings as of 3/31/2025††
United States	89%
Cayman Islands	8
Canada	3
Total	100%
††	% of total investments as of March 31, 2025.
3